Redeemable noncontrolling interest	12 Months Ended
Dec. 31, 2021
Redeemable noncontrolling interest
Redeemable noncontrolling interest

Note 22 – Redeemable Noncontrolling Interest

Upon completion of the CRIS Business Combination, EVgo Holdings owns, through a series of transactions, 195,800,000 EVgo OpCo Units, representing a 74.0% economic ownership interest in EVgo OpCo, and a corresponding number of shares of Class B common stock, representing a 74.0% voting interest in the Company. EVgo Holdings is entitled to one vote per share of Class B common stock but is not entitled to receive dividends or any assets upon liquidation, dissolution, distribution or winding-up of the Company. Each EVgo OpCo Unit is redeemable, together with one share of Class B common stock, for either one share of Class A common stock or, at EVgo OpCo’s election, the cash equivalent market value of one share of Class A common stock in accordance with the terms of the EVgo OpCo A&R LLC Agreement (see Note 12).

The EVgo OpCo Units held by EVgo Holdings have been classified as redeemable noncontrolling interest in the Company. The cash redemption feature of the EVgo OpCo Units, together with a corresponding number of shares of Class B common stock, at the option of EVgo OpCo is considered outside of the control of the Company. Therefore, in accordance with ASC Topic 480, Distinguishing Liabilities from Equity, the EVgo OpCo Units are classified as temporary equity in the Company’s consolidated balance sheet.

The redeemable noncontrolling interest held by EVgo Holdings in EVgo OpCo, through its ownership of EVgo OpCo Units, was initially measured at its carrying amount on the CRIS Close Date. Net income or loss is attributed to the redeemable noncontrolling interest during each reporting period based on its ownership percentage, as appropriate. Subsequent to that, the redeemable noncontrolling interest is measured at its fair value (i.e., based on the Class A stock price) at the end of each reporting period, with the remeasurement amount being no less than the initial carrying amount, as adjusted for the redeemable noncontrolling interest’s share of net income or loss. The offset of any fair value adjustment is recorded to equity, with no impact to net income or loss.

The table below presents the reconciliation of changes in redeemable noncontrolling interest for the period from the CRIS Close Date through December 31, 2021:

(in thousands)
Balance as of July 1, 2021	$—
Redeemable noncontrolling interest resulting from the CRIS Business Combination	436,739
Net income attributable to redeemable noncontrolling interest for the period	(16,824)
Equity-based compensation attributable to redeemable noncontrolling interest during the period	1,040
Adjustment to revise redeemable noncontrolling interest to its redemption value at period-end	1,525,297
Balance as of December 31, 2021	$1,946,252